Document and Entity Information	Nov. 10, 2022
Cover [Abstract]
Entity Registrant Name	AILERON THERAPEUTICS INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001420565
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 10, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38130
Entity Tax Identification Number	13-4196017
Entity Address, Address Line One	285 Summer Street
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	995-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ALRN
Entity Emerging Growth Company	true
Entity Ex Transition Period	true